Revenue - Summary of Revenue by Industry (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of revenue by industry [line items]
Revenue	$ 1,323,365	$ 1,224,262	$ 1,109,800
Insurance [member]
Disclosure of revenue by industry [line items]
Revenue	361,178	328,593	332,335
Healthcare [member]
Disclosure of revenue by industry [line items]
Revenue	177,739	192,498	196,614
Diversified businesses including manufacturing, retail, CPG, media and entertainment, and telecom [member]
Disclosure of revenue by industry [line items]
Revenue	189,634	179,546	149,884
Travel and leisure [member]
Disclosure of revenue by industry [line items]
Revenue	213,636	207,429	163,849
Shipping and logistics [member]
Disclosure of revenue by industry [line items]
Revenue	100,874	92,762	85,258
Hi-tech and professional services [member]
Disclosure of revenue by industry [line items]
Revenue	95,292	80,750	69,278
Banking and financial services [member]
Disclosure of revenue by industry [line items]
Revenue	106,665	82,600	64,034
Utilities [member]
Disclosure of revenue by industry [line items]
Revenue	$ 78,347	$ 60,084	$ 48,548